UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Mount Kellett Capital Management LP

Address:   623 Fifth Avenue, 18th Floor
           New York, NY 10022


Form 13F File Number: 028-13817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Fiorello
Title:  Authorized Signatory
Phone:  212-588-6100

Name:   Jonathan Fiorello
Title:  Authorized Signatory
Phone:  212-588-6100

Signature,  Place,  and  Date  of  Signing:

/s/ Jonathan Fiorello              New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Jonathan Fiorello              New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      666,406
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                 COM              03739T108    5,611  1,631,191 SH       SOLE                 1,631,191      0    0
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146    7,575  2,795,291 SH       SOLE                 2,795,291      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140  127,052  5,923,158 SH       SOLE                 5,923,158      0    0
FIRST REP BK SAN FRAN CALI N COM              33616C100  104,544  4,513,979 SH       SOLE                 4,513,979      0    0
GENERAL MTRS CO              COM              37045V100   41,578  2,060,344 SH       SOLE                 2,060,344      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   19,968  1,715,498 SH       SOLE                 1,715,498      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126   13,604  1,715,498 SH       SOLE                 1,715,498      0    0
HUNTSMAN CORP                COM              447011107   59,616  6,165,000 SH       SOLE                 6,165,000      0    0
LYONDELLBASELL INDUSTRIES N  SHS -A-          N53745100  110,704  4,531,462 SH       SOLE                 4,531,462      0    0
SANDRIDGE ENERGY INC         COM              80007P307  121,874 21,919,807 SH       SOLE                21,919,807      0    0
SUNOCO INC                   COM              86764P109   54,280  1,750,400 SH       SOLE                 1,750,400      0    0